Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	17 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2025	May 01, 2024	Sep. 30, 2015	Apr. 30, 2025	May 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2016	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000130199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class I
Accumulated Value			$ 10,000												$ 10,833.8			$ 12,877.81	$ 16,215.96	$ 15,312.66	$ 18,214.21	$ 23,998.19	$ 16,823.17	$ 18,764.18	$ 23,504.02	$ 25,045.41
C000130200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class I
Accumulated Value			10,000												10,885.57			13,489.61	16,722.51	16,693.97	21,342.08	25,566.17	21,042.54	23,397.63	27,267.57	27,741.11
C000248365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class Z
Accumulated Value	$ 5,000,000			$ 4,915,000	$ 4,780,000		$ 4,580,000	$ 4,435,000	$ 4,210,000		$ 4,575,000
C000248367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class I
Accumulated Value	100,000			98,300	95,600		91,600	88,700	84,200		91,500
C000248366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class N
Accumulated Value		$ 9,999.99				$ 9,830				$ 9,560		$ 9,160	$ 8,870			$ 8,420	$ 9,150
C000257775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class N
Accumulated Value	9,999.99			9,460	9,760		10,260	10,340	10,730		11,420
C000257776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class I
Accumulated Value	100,000			94,600	97,600		102,600	103,400	107,300		114,200
C000257774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Class Z
Accumulated Value	5,000,000			4,730,000	4,880,000		5,130,000	5,170,000	5,365,000		5,710,000
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI ACWI Index
Accumulated Value			10,000												11,195.71339			13,283.49699	14,581.89211	14,783.02812	16,326.83922	20,806.20706	16,507.72733	19,941.76369	26,274.40212	30,811.19558
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI World Index
Accumulated Value			10,000												11,135.76623			13,158.63681	14,637.34467	14,904.85032	16,456.02718	21,198.79111	17,036.86115	20,777.1164	27,514.41149	32,260.08851
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Bond Index
Accumulated Value		10,000		101,365.4765	108,443.7931	10,136.54765		105,622.3449	110,393.1021	10,844.37931		10,290.99516	10,562.23449			11,039.31021	11,105.03047
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500® Index
Accumulated Value	$ 10,000			9,932.190665	10,557.36949		$ 11,094.23965	11,343.22752	11,573.17185		$ 11,995.59376
Bloomberg U S Treasury Inflation Linked Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg U.S. Treasury Inflation-Linked Bond Index
Accumulated Value			$ 10,000												$ 10,658.11554			$ 10,580.71101	$ 10,623.86094	$ 11,380.87193	$ 12,528.53177	$ 13,178.62114	$ 11,654.09093	$ 11,799.30247	$ 12,954.93643	$ 13,446.06616
ICE BofA U S 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 3 Month Treasury Bill Index
Accumulated Value		$ 10,000		$ 100,876.6651	$ 102,254.9291	$ 10,087.66651		$ 104,510.4877	$ 105,597.4114	$ 10,225.49291		$ 10,345.21441	$ 10,451.04877			$ 10,559.74114	$ 10,673.44446